BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of short-term borrowings

The following table presents the remaining contractual maturities of the Company’s repurchase agreements as of December 31, 2015, disaggregated by the class of collateral pledged.

Overnight and
December 31, 2015	Continuous
(dollars in thousands)
Class of collateral pledged:
U.S. government agencies	$24,177
U.S. government sponsored agency mortgage backed securities	-
States and political subdivisions	-
Corporate bonds	-
$24,177

Overnight and
December 31, 2014	Continuous
(dollars in thousands)
Class of collateral pledged:
U.S. government agencies	$22,834
U.S. government sponsored agency mortgage backed securities	-
States and political subdivisions	-
Corporate bonds	-
$22,834